Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating expenses
General and administrative	$ 1,941,473	$ 737,610	$ 3,529,943	$ 1,482,583
Research and development	726,694	239,280	1,314,263	296,068
Total operating expenses	2,668,167	976,890	4,844,206	1,778,651
Other expenses (income)
Forgiveness of trade payable			(416,000)
Fair value adjustment to convertible notes payable		750,000		1,250,000
Change in fair value of warrant liability		2,223,139	(77,237)	4,669,652
Financing expense		185,000		275,000
Interest expense		202,514		268,111
Total other expense (income)		3,360,653	(493,237)	6,462,763
Net loss	$ (2,668,167)	$ (4,337,543)	$ (4,350,969)	$ (8,241,414)
ADS
Loss per ADS
Basic	$ (3.24)	$ (18.05)	$ (5.83)	$ (34.30)
Fully-diluted	$ (3.24)	$ (18.05)	$ (5.83)	$ (34.30)
Weighted average number of ADSs outstanding
Basic	822,877	240,292	746,903	240,292
Fully-diluted	822,877	240,292	746,903	240,292